Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
SUPPLEMENTAL SCHEDULE
BGC Group, Inc. Deferral Plan for Employees of BGC Group, Inc., Cantor Fitzgerald, L.P. and Their Affiliates
Plan Number 001
Employer Identification Number (EIN) 13-3680189
Form 5500, Schedule H, Part IV, Line 4a—Schedule of Delinquent Participant Contributions
Year Ended December 31, 2025

Participant Contributions Transferred Late to Plan	Total that Constitute Non-exempt Prohibited Transaction
Check here if Late Participant Loan Repayments are included:	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
$379,857	—	—	—	$379,857 (1)

(1) Represents delinquent participant contributions and loan repayments from various 2025 pay periods. The Company transmitted lost earnings to the Plan.